OPERATING INCOME - Interest expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING INCOME
Deposits	$ (4,084,192)	$ (4,164,798)	$ (3,852,061)
Debt securities in issue	(1,053,989)	(1,164,808)	(1,139,456)
Borrowing costs	(527,825)	(627,058)	(583,321)
Interest right of use assets	(118,600)	(121,946)
Preferred shares	(57,701)	(57,908)	(58,714)
Borrowings from other financial institutions	(5,838)	(21,663)	(18,134)
Other interest	(14,863)	(21,613)	(18,530)
Interest expenses	(5,863,008)	(6,179,794)	(5,670,216)
Net interest income	$ 11,189,305	11,416,636	$ 10,541,522
Sale of subsidiaries
OPERATING INCOME
Borrowing costs		$ 1,224